BUSINESS COMBINATION (Details - SY Culture) - Hangzhou SY Culture Media Co.Ltd. [Member]	Apr. 14, 2024 USD ($)
Business Combination [Line Items]
Cash and bank balance	$ 206,663
Other receivables	163,814
Advance to supplier	6,691
Investment	27,284
Other payables and accrued liabilities	(755)
Net assets value	403,697
Purchases price	$ 642,000